Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT
NOTE 4 — PRIVATE PLACEMENT
The Company entered into an agreement with the Sponsor pursuant to which the Sponsor purchased an aggregate of 7,942,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, generating proceeds of $7,942,500 in the aggregate in a private placement that occurred substantially concurrently with the closing of the Initial Public Offering. Each Private Placement Warrant is exercisable to purchase one share of ordinary shares at an exercise price of $11.50 per share, subject to adjustment (see Note 6). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Extended Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.

NOTE 4 — PRIVATE PLACEMENT
The Company entered into an agreement with the Sponsor pursuant to which the Sponsor purchased an aggregate of 7,942,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, generating proceeds of $7,942,500 in the aggregate in a private placement that occurred substantially concurrently with the closing of the Initial Public Offering. Each Private Placement Warrant is exercisable to purchase one share of ordinary shares at an exercise price of $11.50 per share, subject to adjustment (see Note 6). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.